Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 65,841	€ 97,562
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	18,327	23,470
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	12,847	14,464
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	8,980	14,682
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	6,331	8,442
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,551	5,892
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,444	6,863
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	4,552	7,015
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	2,879	9,670
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 931	€ 7,064